                                                                       P I M C O
                                                                       ---------
                                                                           FUNDS












                                                         INTERNATIONAL BOND FUND
                                               AND EMERGING MARKETS BOND FUND II

                                                              SEMI-ANNUAL REPORT
                                                              September 30, 1998

Chairman's Letter


Dear PIMCO Funds Shareholder:

Foreign events had an unfavorable impact on the stock market over the six-month period ended September 30, 1998 with stocks posting a negative return of 6.97%, as measured by the Standard & Poor's 500 Index of stocks. By contrast, the bond markets generally benefited from international unrest, and the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index, posted a 6.66% return.

Volatile Conditions. The stock market was shaken dramatically during the past quarter as investors reacted to economic and political turmoil which began more than a year ago in Asia. Eventually, the discord permeated international capital markets with Russia's default and ruble devaluation, falling global stock prices, concern about potential currency devaluations in Latin American countries, the continued economic decline in Asia, and the well-publicized, near-collapse of several large hedge funds. As a result, there was a "flight to quality" allocation to the perceived safe haven of U.S. Treasury securities, driving interest rates to 30-year lows and the benchmark 30-year U.S. Treasury bond's yield down 0.66% to 4.97% over the six-month period ended September 30, 1998.

Looking Ahead. As we head into 1999, inflation is expected to remain low as foreign countries boost their exports in an effort to compensate for weak local demand, thereby increasing competitive pressures on U.S. companies to not raise prices. Slower economic growth and financial market uncertainty have motivated the Federal Reserve Board to drop the Federal Funds rate twice in a one-month period from 5.5% to 5.0%. There are indications that the Fed will decrease rates further in the coming months which should contribute to an easing of the credit crunch.

On the following pages, you will find a complete analysis of each Fund's performance for the six-month period ended September 30, 1998, including specific market commentary. As always, we appreciate the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.



Sincerely,



/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board


October 30, 1998



                                                      1998 Semi-Annual Report  1

PIMCO International Bond Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

Portfolio:
Primarily investment grade foreign bonds.

Duration:
5.7 years

Total Net Assets:
$528 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

United States 58.4%
      Finland  7.5%
       Greece  6.2%
       Canada  6.1%
        Spain  5.1%
   Short-Term
  Instruments  6.9%
        Other  9.8%

Quality Breakdown:*

[PIE CHART APPEARS HERE]

          AAA  57%
           AA  19%
            A  14%
          BBB  10%

*% of Total Investments as of September 30, 1998


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1998

                                    Salomon Brothers World
                 Inst'l Class       Government Bond Index   Lehman Brothers
               (Incep. 12/13/89)    (Currency Hedged)       Aggregate Bond Index
--------------------------------------------------------------------------------
6 Months            3.93%                  8.47%                   6.66%
1 Year              7.17%                 14.91%                  11.51%
3 Years*           13.07%                 12.76%                   8.67%
5 Years*            8.94%                 10.46%                   7.21%
Since Inception*    9.35%                    --                      --
* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception


                     International   Salomon Brothers   Lehman Brothers
                         Bond        World Government      Aggregate
       MONTH             Fund           Bond Index        Bond Index
      --------       -------------   ----------------   ---------------
      12/31/89           5,000,000        5,000,000           5,000,000
      01/31/90           4,944,945        4,900,984           4,940,584
      02/28/90           4,859,860        4,827,959           4,956,571
      03/31/90           4,924,925        4,825,552           4,960,222
      04/30/90           4,894,711        4,821,681           4,914,778
      05/31/90           4,980,318        4,942,718           5,060,297
      06/30/90           5,060,889        4,968,415           5,141,490
      07/31/90           5,189,338        4,987,802           5,212,613
      08/31/90           5,101,993        4,920,469           5,143,001
      09/3O/90           5,096,855        4,892,917           5,185,549
      10/3l/90           5,191,047        5,033,341           5,251,385
      11/30/90           5,295,705        5,115,898           5,364,426
      12/3l/90           5,353,791        5,167,065           5,448,011
      01/31/91           5,461,621        5,265,238           5,515,358
      02/28/91           5,537,103        5,342,635           5,562,437
      03/31/91           5,493,971        5,345,843           5,600,705
      04/30/91           5,571,350        5,372,037           5,661,380
      05/31/91           5,598,986        5,403,733           6,694,486
      06/30/91           5,576,878        5,374,552           5,691,591
      07/31/91           5,627,372        5,423,461           5,770,519
      08/31/91           5,756,415        5,493,423           5,895,393
      09/30/91           5,868,626        5,582,966           6,014,854
      10/31/91           5,919,955        6,622,605           6,081,823
      11/30/91           5,937,064        5,640,596           6,137,588
      12/31/91           6,117,563        5,741,001           6,319,864
      01/31/92           6,123,555        5,789,224           6,233,887
      02/29/92           6,153,514        5,808,328           6,274,421
      03/31/92           6,096,592        5,775,221           6,239,048
      04/30/92           6,127,014        5,793,124           6,284,114
      05/31/92           6,212,196        5,855,689           6,402,694
      06/30/92           6,193,943        5,879,698           6,490,811
      07/31/92           6,193,943        5,920,856           6,623,238
      08/31/92           6,193,943        5,939,803           6,690,332
      09/30/92           6,298,508        6,037,215           6,769,637
      10/31/92           6,465,397        6,136,225           6,679,884
      11/30/92           6,465,397        6,128,249           6,681,395
      12/3l/92           6,545,751        6,190,758           6,787,638
      01/31/93           6,570,432        6,252,048           6,917,800
      02/28/93           6,704,914        6,386,467           7,038,897
      03/31/93           6,743,338        6,366,030           7,068,228
      04/30/93           6,717,722        6,350,114           7,117,447
      05/31/93           6,763,200        6,361,544           7,126,511
      06/30/93           6,912,627        6,470,328           7,255,665
      07/31/93           6,997,086        6,542,794           7,296,702
      08/31/93           7,128,240        6,662,527           7,424,597
      09/30/93           7,141,356        6,719,825           7,444,990
      10/31/93           7,252,837        6,806,510           7,472,810
      11/30/93           7,292,542        6,890,230           7,409,240
      12/31/93           7,480,184        7,002,540           7,449,396
      01/31/94           7,466,522        6,923,412           7,549,975
      02/28/94           7,271,176        6,796,715           7,418,807
      03/31/94           7,184,356        6,746,420           7,235,901
      04/30/94           7,133,711        6,711,339           7,178,122
      05/31/94           6,943,674        6,671,742           7,177,115
      06/30/94           6,768,255        6,605,690           7,161,254
      07/31/94           6,804,801        6,669,764           7,303,499
      08/31/94           6,723,527        6,615,738           7,312,563
      09/30/94           6,686,585        6,626,323           7,204,935
      10/31/94           6,716,139        6,641,563           7,198,515
      11/30/94           6,775,247        6,733,217           7,182,528
      12/31/94           6,768,742        6,742,644           7,232,125
      01/31/95           6,845,010        6,814,791           7,375,252
      02/28/95           6,940,344        6,919,737           7,550,604
      03/31/95           7,092,879        7,113,491           7,596,928
      04/30/95           7,226,348        7,225,173           7,703,046
      05/31/95           7,283,548        7,465,048           8,001,133
      06/30/95           7,216,814        7,458,328           8,059,794
      07/31/95           7,359,816        7,530,674           8,041,793
      08/31/95           7,512,351        7,572,092           8,138,847
      09/30/95           7,579,085        7,709,146           8,218,026
      10/31/95           7,741,153        7,789,322           8,324,899
      11/30/95           8,028,929        7,953,677           8,449,648
      12/31/95           8,172,816        7,999,014           8,568,228
      01/31/96           8,323,303        8,066,205           8,625,126
      02/29/96           8,071,081        7,968,604           8,475,201
      03/31/96           8,162,452        8,061,039           8,416,289
      04/30/96           8,314,737        8,102,151           8,368,958
      05/31/96           8,294,432        8,165,347           8,351,964
      06/30/96           8,406,606        8,224,955           8,464,124
      07/31/96           8,518,966        8,289,930           8,487,286
      08/31/96           8,682,399        8,414,282           8,473,061
      09/30/96           8,938,478        8,547,224           8,620,720
      10/31/96           9,277,524        8,690,820           8,811,682
      11/30/96           9,585,748        8,836,826           8,962,613
      12/31/96           9,541,698        8,831,524           8,879,280
      01/31/97           9,589,950        8,948,098           8,906,470
      02/28/97           9,650,264        9,032,213           8,928,625
      03/31/97           9,456,645        9,006,922           8,829,683
      04/30/97           9,529,482        9,099,692           8,961,858
      05/31/97           9,711,574        9,149,740           9,046,576
      06/30/97           9,917,871        9,293,391           9,153,953
      07/31/97          10,149,939        9,445,802           9,400,806
      08/31/97          10,027,798        9,476,973           9,320,619
      09/30/97          10,224,042        9,619,128           9,458,082
      10/31/97          10,088,868        9,738,405           9,595,292
      11/30/97          10,150,311        9,786,124           9,639,476
      12/31/97          10,134,127        9,895,728           9,736,531
      01/31/98          10,367,431       10,011,508           9,861,531
      02/28/98          10,323,686       10,098,609           9,853,663
      03/31/98          10,542,817       10,189,496           9,887,966
      04/30/98          10,601,551       10,254,708           9,939,577
      05/31/98          10,807,121       10,404,426          10,033,862
      06/30/98          10,940,178       10,469,973          10,118,958
      07/31/98          10,940,178       10,530,700          10,140,483
      08/31/98          10,688,849       10,772,908          10,305,514
      09/30/98          10,956,920       11,053,001          10,546,828




Intl. Bond Fund
---------------

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 1/1/90, the first full month following the Fund's Institutional Class inception on 12/13/89, compared to the Salomon Brothers World Government Bond Index (Currency Hedged) and the Lehman Brothers Aggregate Bond Index, each an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------


 .  For the six-month period ended September 30, 1998, the International Bond
   Fund underperformed the benchmark Lehman Brothers Aggregate Bond Index, returning 3.93% versus the 6.66% posted by the Index.

 . The second half of the period saw heightened turmoil in the emerging markets dominated by Russia's default. Although the Fund had no exposure to Russia and only modest exposure to the better performing emerging markets, contagion effects and an underweight bond position in Japan were the primary factors limiting relative returns.

 . A bullish duration stance added to performance overall as yields declined during the period.

 . In addition to the Fund's Japan underweight, an overweight position in Greece also hurt performance as an EMU convergence rally and lower than expected inflation numbers gave way to an indiscriminate flight to quality during August. As yield premiums in dollar denominated Latin American and Eastern European issues continued to widen, modest emerging market positions also declined. On a positive note, an overweight in 30-year German Bunds added to performance as core European markets rallied on flight to quality and continued subdued inflation.

 . The Fund's currency strategy detracted from performance. In Europe, the Fund overweighted the Norwegian krone versus the Deutschemark and the Swiss franc. As Russia's financial crisis decreased the demand for Scandinavian currencies, the long Norwegian krone position declined. The underweight in the yen versus the dollar and Deutschemark also detracted from performance as the yen strengthened largely on technical factors.


2  PIMCO Funds

PIMCO Emerging Markets Bond Fund II

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily emerging market bonds.

Duration:
5.2 years

Total Net Assets:
$91 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

  South Korea  20.5%
       Mexico  19.4%
    Argentina  14.7%
United States  11.5%
       Poland   8.1%
       Brazil   5.0%
   Short-Term
  Instruments  12.9%
        Other   7.9%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

          AAA  10%
            A  4%
          BBB  13%
           BB  73%


*% of Total Investments as of September 30, 1998


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1998


                   Inst'l Class    J.P. Morgan Emerging      Lehman Brothers
                 (Incep. 4/3/98)   Markets Plus Index       Aggregate Bond Index
--------------------------------------------------------------------------------
3 Months             (7.27)%             (21.23)%                    4.23%
Since Inception      (9.69)%                 --                        --




CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

                                  J.P. MORGAN
                 EMERGING MKTS   EMERGING MKTS        LEHMAN BROTHERS
    MONTH          BOND II        PLUS INDEX       AGGREGATE BOND INDEX
   --------      -------------   -------------     --------------------

   04/30/98          5,000,000       5,000,000                5,000,000
   05/31/98          4,944,400       4,829,347                5,047,429
   06/30/98          4,891,710       4,689,782                5,090,236
   07/31/98          5,001,037       4,722,141                5,101,064
   08/31/98          4,265,043       3,364,998                5,184,081
   09/30/98          4,536,231       3,694,095                5,305,471


Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 5/1/98, the first full month following the Fund's Institutional Class inception date on 4/3/98, compared to the J.P. Morgan Emerging Markets Plus Index and the Lehman Brothers Aggregate Bond Index, each an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  For the three-month period ended September 30, 1998, the Emerging Markets
   Bond Fund II returned -7.27%, underperforming the 4.23% return of the Lehman Brothers Aggregate Bond Index.

 . All segments of the high-yield bond market have been hit hard by investor fears and consequent market volatility, precipitating heavy selling and resulting in significantly higher yields and lower bond prices.

 . Above-index duration detracted from relative returns in an environment where yield premiums widened.

 .  The Fund did not hold Russian debt, which was positive for performance.

 . Allocations to higher-quality credits, such as Korea and Argentina, boosted performance.


                                                      1998 Semi-Annual Report  3

Financial Highlights


International Bond Fund

Selected Per Share Data for the Year or Period Ended:   09/30/98 (b)    03/31/98      03/31/97     03/31/96   03/31/95    03/31/94
                                                        ------------  ------------  ------------ ------------ ---------- -----------
Net Asset Value Beginning of Period                     $     7.18    $     7.79    $     8.04   $     7.44   $   9.93   $    10.53
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Net Investment Income                                         0.15(a)       0.64(a)       0.84         0.63       2.18         0.47
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Net Realized / Unrealized Gain (Loss) on Investments          0.13(a)       0.19(a)       0.42         0.49      (2.41)        0.24
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Total Income (Loss) from Investment Operations                0.28          0.83          1.26         1.12      (0.23)        0.71
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Dividends from Net Investment Income                         (0.10)        (0.25)        (0.50)       (0.39)     (2.26)       (0.96)
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Dividends in Excess of Net Investment Income                  0.00          0.00          0.00        (0.13)      0.00         0.00
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Distributions from Net Realized Capital Gains                 0.00         (0.24)        (1.01)        0.00       0.00        (0.35)
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Distributions in Excess of Net Realized Capital Gains         0.00         (0.95)        (1.51)       (0.52)     (2.26)        0.00
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Total Distributions                                          (0.10)        (1.44)        (1.51)       (0.52)     (2.26)       (1.31)
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Net Asset Value End of Period                           $     7.36    $     7.18    $     7.79   $     8.04   $   7.44   $     9.93
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Total Return (%)                                              3.93         11.49         15.86        15.08      (1.27)        6.54
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Net Assets End of Period (000s)                         $  528,004    $  730,622    $  957,950   $2,271,940   $ 45,950   $2,296,978
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Ratio of Expenses to Average Net Assets (%)                   0.52+         0.51          0.50         0.50       0.43         0.43
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Ratio of Net Investment Income
   to Average Net Assets (%)                                  4.08+         8.17          7.17         6.09       5.90         5.51
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------
Portfolio Turnover Rate (%)                                    154           255           875        1,046        674          370
-----------------------------------------------------   ------------  ------------  ------------ ------------ ---------- -----------

Emerging Markets Bond Fund II


Selected Per Share Data for the Period Ended:                                                                     09/30/98 (b)(c)
                                                                                                                  ------------------
Net Asset Value Beginning of Period                                                                               $        10.00
----------------------------------------------------------------------------------------------------------------  ------------------
Net Investment Income                                                                                                       0.40(a)
----------------------------------------------------------------------------------------------------------------  ------------------
Net Realized / Unrealized Loss on Investments                                                                              (1.35)(a)
----------------------------------------------------------------------------------------------------------------  ------------------
Total Income (Loss) from Investment Operations                                                                             (0.95)
----------------------------------------------------------------------------------------------------------------  ------------------
Dividends from Net Investment Income                                                                                       (0.38)
----------------------------------------------------------------------------------------------------------------  ------------------
Total Distributions                                                                                                        (0.38)
----------------------------------------------------------------------------------------------------------------  ------------------
Net Asset Value End of Period                                                                                     $         8.67
----------------------------------------------------------------------------------------------------------------  ------------------
Total Return (%)                                                                                                           (9.69)
----------------------------------------------------------------------------------------------------------------  ------------------
Net Assets End of Period (000s)                                                                                   $       90,722
----------------------------------------------------------------------------------------------------------------  ------------------
Ratio of Expenses to Average Net Assets (%)                                                                                 0.86+
----------------------------------------------------------------------------------------------------------------  ------------------
Ratio of Net Investment Income
   to Average Net Assets (%)                                                                                                8.73+
----------------------------------------------------------------------------------------------------------------  ------------------
Portfolio Turnover Rate (%)                                                                                                  113
----------------------------------------------------------------------------------------------------------------  ------------------

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
(c) Commenced operations on April 8, 1998.


4  PIMCO Funds See accompanying notes

Statement of Assets and Liabilities

September 30, 1998 (Unaudited)

                                                                                                International       Emerging Markets
Amounts in thousands, except per share amounts                                                  Bond Fund           Bond Fund II
                                                                                                --------------      ----------------
Assets:

Investments, at value                                                                           $     749,063       $       110,374
---------------------------------------------------------------------------------------------   --------------      ----------------
Cash and foreign currency                                                                                   0                     0
---------------------------------------------------------------------------------------------   --------------      ----------------
Receivable for investments and foreign currency sold                                                   28,395                     0
---------------------------------------------------------------------------------------------   --------------      ----------------
Variation margin receivable                                                                               159                    21
---------------------------------------------------------------------------------------------   --------------      ----------------
Interest and dividends receivable                                                                      20,524                 1,720
---------------------------------------------------------------------------------------------   --------------      ----------------
Other assets                                                                                            2,687                     2
---------------------------------------------------------------------------------------------   --------------      ----------------
                                                                                                      800,828               112,117
=============================================================================================   ==============      ================

Liabilities:

Payable for investments and foreign currency purchased                                          $     272,604       $        21,245
---------------------------------------------------------------------------------------------   --------------      ----------------
Dividends payable                                                                                           0                    25
---------------------------------------------------------------------------------------------   --------------      ----------------
Accrued investment advisor's fee                                                                          110                    32
---------------------------------------------------------------------------------------------   --------------      ----------------
Accrued administrator's fee                                                                               110                    28
---------------------------------------------------------------------------------------------   --------------      ----------------
Other liabilities                                                                                           0                    65
---------------------------------------------------------------------------------------------   --------------      ----------------
                                                                                                      272,824                21,395
=============================================================================================   ==============      ================

Net Assets                                                                                      $     528,004       $        90,722
=============================================================================================   ==============      ================

Net Assets Consist of:

Paid in capital                                                                                 $     523,797       $       102,132
---------------------------------------------------------------------------------------------   --------------      ----------------
Undistributed (overdistributed) net investment income                                                  28,880                    (2)
---------------------------------------------------------------------------------------------   --------------      ----------------
Accumulated undistributed net realized gain (loss)                                                    (11,390)               (6,570)
---------------------------------------------------------------------------------------------   --------------      ----------------
Net unrealized appreciation (depreciation)                                                            (13,283)               (4,838)
---------------------------------------------------------------------------------------------   --------------      ----------------
                                                                                                $     528,004       $        90,722
---------------------------------------------------------------------------------------------   ==============      ================

Shares Issued and Outstanding:                                                                         71,758                10,469
---------------------------------------------------------------------------------------------   --------------      ----------------

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)               $        7.36       $          8.67
---------------------------------------------------------------------------------------------   --------------      ----------------

Cost of Investments Owned                                                                       $     765,932       $       115,259
=============================================================================================   ==============      ================
Cost of Foreign Currency Held                                                                   $      16,434       $             0
=============================================================================================   ==============      ================




                               1998 Semi-Annual Report See accompanying notes  5

Statement of Operations

For the six months ended September 30, 1998 (Unaudited)

                                                                                                International       Emerging Markets
Amounts in thousands                                                                            Bond Fund           Bond Fund II
                                                                                                ---------------     ----------------
Investment Income:

Interest                                                                                        $       13,415      $         2,824
=============================================================================================   ===============     ================

Expenses:
Investment advisory fees                                                                                   730                  134
---------------------------------------------------------------------------------------------   ---------------     ----------------
Administration fees                                                                                        730                  119
---------------------------------------------------------------------------------------------   ---------------     ----------------
Trustees' fees                                                                                               2                    0
---------------------------------------------------------------------------------------------   ---------------     ----------------
Miscellaneous                                                                                               49                    1
---------------------------------------------------------------------------------------------   ---------------     ----------------
   Total Expenses                                                                                        1,511                  254
---------------------------------------------------------------------------------------------   ---------------     ----------------

Net Investment Income (Loss)                                                                            11,904                2,570
=============================================================================================   ===============     ================

Net Realized and Unrealized Gain (Loss):
---------------------------------------------------------------------------------------------   ---------------     ----------------
Net realized gain (loss) on investments                                                                  3,740               (6,927)
---------------------------------------------------------------------------------------------   ---------------     ----------------
Net realized gain (loss) on futures contracts and written options                                        1,983                  357
---------------------------------------------------------------------------------------------   ---------------     ----------------
Net realized gain (loss) on foreign currency transactions                                              (14,374)                   0
---------------------------------------------------------------------------------------------   ---------------     ----------------
Net change in unrealized appreciation (depreciation) on investments                                     36,978               (4,885)
---------------------------------------------------------------------------------------------   ---------------     ----------------
Net change in unrealized appreciation
   (depreciation) on futures contracts and written options                                               3,825                   47
---------------------------------------------------------------------------------------------   ---------------     ----------------
Net change in unrealized appreciation
   (depreciation) on translation of assets and liabilities denominated in foreign currencies           (21,064)                   0
---------------------------------------------------------------------------------------------   ---------------     ----------------

   Net Gain                                                                                             11,088              (11,408)
---------------------------------------------------------------------------------------------   ---------------     ----------------

Net Increase (Decrease) in Assets Resulting from Operations                                     $       22,992      $        (8,838)
=============================================================================================   ===============     ================

6  PIMCO Funds See accompanying notes

Statement of Changes in Net Assets

                                                                                                          Emerging Markets
Amounts in thousands                                             International Bond Fund                  Bond Fund II
                                                                 ---------------------------------------  -------------------------
                                                                      Six Months Ended      Year Ended    Period from April 3,1998
Increase (Decrease) in Net Assets from:                             September 30, 1998    March 31, 1998     to September 30, 1998
                                                                           (Unaudited)                                 (Unaudited)
Operations:
Net investment income (loss)                                     $          11,904       $        66,819  $                  2,570
--------------------------------------------------------------   ---------------------------------------  --------------------------
Net realized gain (loss)                                                    (8,651)               51,653                    (6,570)
--------------------------------------------------------------   ---------------------------------------  --------------------------
Net change in unrealized appreciation (depreciation)                        19,739               (24,242)                   (4,838)
--------------------------------------------------------------   ---------------------------------------  --------------------------
Net increase (decrease) resulting from operations                           22,992                94,230                    (8,838)
==============================================================   =======================================  ==========================

Distributions to Shareholders:
From net investment income
   Institutional Class                                                      (7,505)              (25,130)                   (2,572)
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Administrative Class                                                          0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Other Classes                                                                 0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
Issued in reorganization
   Other Classes                                                                 0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
In excess of net investment income
   Institutional Class                                                           0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Administrative Class                                                          0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Other Classes                                                                 0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
From net realized capital gains
   Institutional Class                                                           0              (105,892)                        0
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Administrative Class                                                          0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Other Classes                                                                 0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------

Total Distributions                                                         (7,505)             (131,022)                   (2,572)
==============================================================   =======================================  ==========================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                                      12,487               254,766                   102,200
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Administrative Class                                                          0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Other Classes                                                                 0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
Issued in reorganization
   Other Classes                                                                 0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
Issued as reinvestment of distributions
   Institutional Class                                                       3,833               129,047                     2,437
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Administrative Class                                                          0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Other Classes                                                                 0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
Cost of shares redeemed
   Institutional Class                                                    (234,425)             (574,349)                   (2,505)
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Administrative Class                                                          0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
   Other Classes                                                                 0                     0                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
Net increase (decrease) resulting from Fund share transactions            (218,105)             (190,536)                  102,132
--------------------------------------------------------------   ---------------------------------------  --------------------------

Total Increase (Decrease) in Net Assets                                   (202,618)             (227,328)                   90,722
==============================================================   =======================================  ==========================

Net Assets:
Beginning of period                                                        730,622               957,950                         0
--------------------------------------------------------------   ---------------------------------------  --------------------------
End of period *                                                  $         528,004       $       730,622  $                 90,722
--------------------------------------------------------------   ---------------------------------------  --------------------------

*Including net undistributed (overdistributed) investment
  income of:                                                     $          28,880       $        24,481  $                     (2)
--------------------------------------------------------------   ---------------------------------------  --------------------------


                               1998 Semi-Annual Report See accompanying notes  7

Statement of Cash Flows

For the six months ended September 30, 1998 (Unaudited)

                                                                                      International          Emerging Markets
Amounts in thousands                                                                  Bond Fund              Bond Fund II
                                                                                      -----------------      ------------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                                                                  $         14,987       $         102,200
-----------------------------------------------------------------------------------   -----------------      ------------------
Redemptions of Fund shares                                                                    (309,425)                 (2,505)
-----------------------------------------------------------------------------------   -----------------      ------------------
Cash distributions paid                                                                         (3,672)                   (110)
-----------------------------------------------------------------------------------   -----------------      ------------------
Proceeds from financing transactions                                                          (241,744)                 17,515
-----------------------------------------------------------------------------------   -----------------      ------------------
Net increase (decrease) from financing activities                                             (539,854)                117,100
===================================================================================   =================      ==================

Operating Activities
Purchases of long-term securities and foreign currency                                      (1,060,652)               (158,435)
-----------------------------------------------------------------------------------   -----------------      ------------------
Proceeds from sales of long-term securities and foreign currency                             1,394,882                  60,079
-----------------------------------------------------------------------------------   -----------------      ------------------
Purchases of short-term securities (net)                                                       191,963                 (19,793)
-----------------------------------------------------------------------------------   -----------------      ------------------
Net investment income                                                                           11,904                   2,570
-----------------------------------------------------------------------------------   -----------------      ------------------
Change in other receivables/payables (net)                                                      (3,757)                 (1,521)
-----------------------------------------------------------------------------------   -----------------      ------------------
Net increase (decrease) from operating activities                                              534,340                (117,100)
-----------------------------------------------------------------------------------   -----------------      ------------------

Net Increase in Cash and Foreign Currency                                                       (5,514)                      0
===================================================================================   =================      ==================

Cash and Foreign Currency
Beginning of period                                                                              5,514                       0
-----------------------------------------------------------------------------------   -----------------      ------------------
End of period                                                                         $              0       $               0
===================================================================================   =================      ==================


8  PIMCO Funds See accompanying notes

Schedule of Investments

International Bond Fund
September 30, 1998 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
 ARGENTINA (e) 4.4%
--------------------------------------------------------------------------------

Republic of Argentina
   3.044% due 04/01/01(d)                          AP        9,537     $  7,313
   3.241% due 09/01/02(d)                                   22,029       15,436
   3.044% due 04/01/07                                         634          426
                                                                       --------
Total Argentina                                                          23,175
(Cost $26,232)                                                         ========

--------------------------------------------------------------------------------
 AUSTRALIA (c)(e) 2.4%
--------------------------------------------------------------------------------

Commonwealth of Australia
   8.750% due 08/15/08                             A$       11,400        8,692
   7.500% due 09/15/09                                       5,600        3,988
                                                                       --------
Total Australia                                                          12,680
(Cost $12,245)                                                         ========

--------------------------------------------------------------------------------
 CANADA (c)(e) 8.6%
--------------------------------------------------------------------------------

Commonwealth of Canada
   6.625% due 10/03/07                             N$       50,000       25,579
   4.250% due 12/01/26(g)                          C$       29,565       19,944
                                                                       --------
Total Canada                                                             45,523
(Cost $52,806)                                                         ========

--------------------------------------------------------------------------------
 CROATIA 0.0%
--------------------------------------------------------------------------------

Republic of Croatia
   6.563% due 07/31/06(d)                           $          171          120
                                                                       --------
Total Croatia                                                               120
(Cost $156)                                                            ========

--------------------------------------------------------------------------------
 FINLAND (c)(e) 10.6%
--------------------------------------------------------------------------------

Merita
   6.175% due 09/11/03(d)                                   31,500       31,500
Republic of Finland
   6.000% due 04/25/08                             FM      110,000       24,506
                                                                       --------
Total Finland                                                            56,006
(Cost $54,838)                                                         ========

--------------------------------------------------------------------------------
 GREECE (c)(e) 8.8%
--------------------------------------------------------------------------------

Hellenic Republic
   11.200% due 05/19/03(d)                         GD    1,100,000        3,825
   11.100% due 06/17/03(d)                               1,611,700        5,613
   11.000% due 10/23/03(d)                                 710,400        2,495
    8.800% due 06/19/07                                  9,696,500       34,309
                                                                       --------
Total Greece                                                             46,242
(Cost $47,152)                                                         ========

--------------------------------------------------------------------------------
 ITALY (e) 0.8%
--------------------------------------------------------------------------------

Republic of Italy
   6.000% due 02/15/00                             IL    7,050,000        4,391
                                                                       --------
Total Italy                                                               4,391
(Cost $4,067)                                                          ========

--------------------------------------------------------------------------------
 JAPAN (c)(e) 3.1%
--------------------------------------------------------------------------------

Bank of Tokyo
   5.940% due 01/19/99                              $       10,700       10,700
   5.938% due 07/20/99                                         500          500
   5.938% due 07/30/99                                       5,050        5,050
                                                                       --------
Total Japan                                                              16,250
(Cost $33,916)                                                         ========

--------------------------------------------------------------------------------
 NEW ZEALAND (c)(e) 5.7%
--------------------------------------------------------------------------------

International Bank Reconstruction & Development
   7.250% due 06/20/02                             N$        5,050        2,601
Commonwealth of New Zealand
   4.500% due 02/15/16(g)                                   51,900       27,310
                                                                       --------
Total New Zealand                                                        29,911
(Cost $34,663)                                                         ========

--------------------------------------------------------------------------------
 SPAIN (c)(e) 7.2%
--------------------------------------------------------------------------------

Kingdom of Spain
   6.000% due 01/31/08                             SP    4,447,400    $  35,190
   6.000% due 01/31/29                                     361,300        2,757
                                                                       --------
Total Spain                                                              37,947
(Cost $36,305)                                                         ========

--------------------------------------------------------------------------------
 SUPRANATIONAL (e) 0.6%
--------------------------------------------------------------------------------

World Bank
   10.250% due 04/11/02                            PP      155,000        2,923
                                                                       --------
Total Supranational                                                       2,923
(Cost $5,890)                                                          ========

--------------------------------------------------------------------------------
 UNITED STATES 82.8%
--------------------------------------------------------------------------------

Asset-Backed Securities 2.0%
Champion Home Equity Loan Trust
   8.531% due 02/25/28(d)                           $        4,651        4,746
Emergent Home Equity Loan Trust
   6.745% due 05/15/12                                       3,400        3,439
Pacific Southwest Bank
   6.060% due 06/15/02                                       2,351        2,343
                                                                       --------
                                                                         10,528
                                                                       ========
Corporate Bonds & Notes 33.0%
Associates Corp. of North America
   5.788% due 08/27/01(d)                                    4,900        4,913
   6.000% due 04/15/03                                         500          516
CSFP Credit
   6.199% due 11/19/04(h)                                   28,450       27,881
Ford Motor Credit Corp.
   5.330% due 03/23/99(d)                                   12,500       12,492
   8.200% due 02/15/02                                       1,000        1,087
   6.125% due 04/28/03                                       3,100        3,196
Fuji Bank
   9.870% due 12/31/49(d)                                    3,900        1,734
General Motors Acceptance Corp.
   6.750% due 02/07/02                                         900          940
Heller Financial, Inc.
   5.796% due 04/01/99(d)                                    9,000        9,013
J.P. Morgan & Co.
   6.189% due 02/15/12(g)                                      500          477
Lehman Brothers, Inc.
   6.150% due 03/15/00                                      30,000       29,747
Merrill Lynch & Co.
   5.758% due 11/01/01(d)                                    5,890        5,894
Salomon, Smith Barney Holdings
   3.650% due 02/14/02(g)                                   59,886       58,199
Sumitomo
   9.400% due 12/29/49(d)                                    7,500        6,311
TCI Communications, Inc.
   6.175% due 04/01/02(d)                                    7,200        7,127
Tokai Capital Corp.
   9.980% due 12/29/49(d)                                    6,500        4,899
                                                                       --------
                                                                        174,426
                                                                       ========
Mortgage-Backed Securities 27.1%
Federal Home Loan Mortgage Corp.
   6.000% due 10/14/28                                      78,800       78,800
   7.437% due 06/01/22(d)                                    2,158        2,201
   7.500% due 08/01/22(d)                                    1,436        1,500
Federal National Mortgage Assn.
   5.500% due 02/25/05                                         911          917
   7.535% due 07/01/21-08/01/23(d)(f)                        3,247        3,383
   7.580% due 01/01/23(d)                                    2,008        2,083
   7.614% due 01/01/23(d)                                    2,626        2,725
   7.757% due 11/01/22(d)                                    1,899        1,973
Government National Mortgage Assn.
   6.500% due 12/20/25-11/20/26(d)(f)                        1,847        1,878
   6.875% due 04/20/25-05/20/25(d)(f)                        7,109        7,270
   7.000% due 07/20/22-12/20/26(d)(f)                       35,404       36,085
Resolution Trust Corp.
   6.681% due 06/25/21(d)                                    2,147        2,079
Structured Asset Securities Corp.
   5.794% due 01/25/00(d)                                    2,265        2,267
                                                                       --------
                                                                        143,161
                                                                       ========



                               1998 Semi-Annual Report See accompanying notes  9

International Bond Fund
September 30, 1998 (Unaudited)


                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
================================================================================
U.S. Government Agencies 6.8%
Federal Home Loan Bank
   5.388% due 02/15/02(d)                              $    31,480   $   30,880
Student Loan Marketing Assn.
   4.847% due 02/20/00(d)                                    1,750        1,736
   5.877% due 10/25/07(d)                                    3,500        3,498
                                                                     ----------
                                                                         36,114
                                                                     ==========
U.S. Treasury Obligations 13.9%
Treasury Inflation Protected Securities
   3.625% due 07/15/02(g)                                    8,274        8,313
U.S. Treasury Bonds
   6.000% due 02/15/26                                      39,509       44,225
U.S. Treasury Notes
   5.750% due 11/30/02                                      11,600       12,205
   7.000% due 07/15/06                                       7,500        8,742
                                                                     ----------
                                                                         73,485
                                                                     ----------
Total United States                                                     437,714
(Cost $421,482)                                                      ----------

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 6.9%
--------------------------------------------------------------------------------

Commercial Paper 5.7%
General Electric Capital Corp.
   5.330% due 10/06/98                                       2,800        2,798
General Motors Acceptance Corp.
   5.530% due 10/07/98                                      11,600       11,589
Motorola, Inc.
   5.390% due 10/06/98                                       4,000        3,997
National Rural Utilities Cooperative
   5.320% due 12/03/98                                       3,300        3,269
New Center Asset Trust
   5.530% due 10/26/98                                       3,300        3,287
Pfizer, Inc.
   5.490% due 10/14/98                                       5,000        4,990
                                                                     ----------
                                                                         29,930
                                                                     ==========
U.S. Treasury Bills (b)(f) 1.2%
   4.996% due 10/15/98-12/03/98                              6,265        6,251
                                                                     ----------

Total Short-Term Instruments                                             36,181
(Cost $36,180)                                                       ----------


Total Investments (a) 141.9%                                         $  749,063
(Cost $765,932)

Other Assets and Liabilities (Net) (41.9%)                             (221,059)
                                                                     ----------

Net Assets 100.0%                                                    $  528,004
                                                                     ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                                 9,646

Aggregate gross unrealized depreciation for all
investments in which there was
an excess of tax cost over value.                                       (26,515)
                                                                     ----------

Unrealized depreciation-net                                          $  (16,869)
                                                                     ==========

(b) Securities with an aggregate market value of $6,251 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                     Unrealized
                                               Contracts          Appreciation/
Type                                                             (Depreciation)
-------------------------------------------------------------------------------
Deutschmark 10 Year Bond (LIF) (12/98)               350         $         (616)
U.S. Treasury 10 Year Note (12/98)                   700                  5,431
                                                                 --------------
                                                                 $        4,815
                                                                 --------------

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                                Principal
                                   Amount                            Unrealized
                               Covered by         Expiration      Appreciation/
Type                             Contract              Month     (Depreciation)
-------------------------------------------------------------------------------
 Buy             A$                19,245              10/98     $            4
 Sell                              19,245              10/98                119
 Sell            BP                   761              10/98                (51)
 Buy                                  369              12/98                  7
 Buy             C$                59,935              10/98               (149)
 Sell                              91,513              10/98              2,017
 Buy             DM                97,878              10/98                475
 Sell                                 988              10/98                 (1)
 Buy                                  970              11/98                  7
 Sell                             132,467              11/98             (4,030)
 Sell            FM                 1,816              10/98                 (4)
 Buy             GD             3,508,000              10/98                111
 Sell                           4,663,545              10/98               (563)
 Buy             JY             1,344,750              10/98               (110)
 Buy                            2,593,504              11/98                509
 Sell                           3,532,499              11/98             (1,412)
 Sell                           5,099,953              12/98              1,224
 Sell            N$               106,191              12/98                762
 Buy             NK               215,748              10/98              1,115
 Sell                              40,000              10/98                  8
 Buy                              213,403              11/98                573
 Sell                              92,665              11/98               (516)
 Buy                               12,141              12/98                 27
 Sell            SF                26,894              10/98               (616)
 Sell            SP                79,615              12/98                 (5)
                                                                 --------------
                                                                 $         (499)
                                                                 ==============

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Principal amount denoted in indicated currency:

       A$ -  Australian Dollar
       AP -  Argentine Peso
       BP -  British Pound
       C$ -  Canadian Dollar
       DM -  German Mark
       FM -  Finnish Markka
       GD -  Greek Drachma
       IL -  Italian Lira
       JY -  Japanese Yen
       N$ -  New Zealand Dollar
       NK -  Norwegian Kron
       PP -  Philippines Peso
       SF -  Swiss Franc
       SP -  Spanish Peseta

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

(h) Restricted security.





10  PIMCO Funds See accompanying notes

================================================================================
(i) Swap agreements outstanding at September 30, 1998:

                                                                      Unrealized
                                                      Notional     Appreciation/
Type                                                    Amount      Depreciation
--------------------------------------------------------------------------------
Receive fixed rate and pay floating rate on Australian 6 month Bank Bill Rate.

Broker: Deutsche Bank AG New York
Exp. 09/11/07                                 A$       176,150      $     7,508

Receive floating rate on 6 month JY-LIBOR and pay fixed rate equal to 2.524%

Broker: Deutsche Bank AG New York
Exp. 09/11/07                                 JY    12,732,500          (10,363)

Receive floating rate on 6 month JY-LIBOR and pay fixed rate equal to 1.810%

Broker: Deutsche Bank AG New York
Exp. 06/11/08                                 JY     3,500,000           (1,203)

Receive floating rate based on 6 month Drachma/ATHIMID and pay fixed rate equal to 13.720%.

Broker: Merrill Lynch
Exp. 03/12/00                                 GD     9,350,154            1,188

Receive fixed rate equal to 5.95% and pay floating rate 3 month LIBOR.

Broker: Deutsche Bank AG New York
Exp. 07/28/05                                  $       103,000            5,182

Receive floating rate 3 month LIBOR and pay fixed rate 5.701%.

Broker: Merrill Lynch
Exp. 09/07/05                                           25,080              849
                                                                    ------------
                                                                    $     3,161
                                                                    ============



                            1998 Semi-Annual Report See accompanying notes    11

Schedule of Investments

Emerging Markets Bond Fund II
September 30, 1998 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
 ARGENTINA (c) 17.9%
--------------------------------------------------------------------------------

Republic of Argentina
   8.750% due 07/10/02                        AP           2,500     $    1,738
   6.625% due 03/31/05                         $           2,350          1,876
   8.726% due 04/10/05(d)                                  5,000          4,312
  11.750% due 02/12/07                        AP           2,000          1,455
  11.375% due 01/30/17                         $           2,000          1,830
   5.750% due 03/31/23(d)                                  4,000          2,680
   6.625% due 03/31/23(d)                                  3,500          2,341
                                                                     -----------
Total Argentina                                                          16,232
(Cost $18,272)                                                       ===========


--------------------------------------------------------------------------------
 AUSTRIA 2.1%
--------------------------------------------------------------------------------

Oesterreich Kontrollbank
   5.220% due 11/30/98                                     1,900          1,883
                                                                     -----------
Total Austria                                                             1,883
(Cost $1,883)                                                        ===========

--------------------------------------------------------------------------------
 BRAZIL 6.0%
--------------------------------------------------------------------------------

Government of Brazil
   6.688% due 04/15/12(d)                                  5,700          2,850
   8.000% due 04/15/14                                     4,409          2,618
                                                                     -----------
Total Brazil                                                              5,468
(Cost $5,501)                                                        ===========

--------------------------------------------------------------------------------
 CANADA 5.0%
--------------------------------------------------------------------------------

Province of British Columbia
   5.510% due 10/05/98                                     4,500          4,497
                                                                     -----------
Total Canada                                                              4,497
(Cost $4,497)                                                        ===========

--------------------------------------------------------------------------------
 GERMANY 1.4%
--------------------------------------------------------------------------------

KFW International Finance, Inc.
   5.490% due 11/03/98                                       300            298
   5.460% due 11/25/98                                     1,000            992
                                                                     -----------
Total Germany                                                             1,290
(Cost $1,290)                                                        ===========

--------------------------------------------------------------------------------
 MEXICO 23.6%
--------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior
   7.250% due 02/02/04                                     4,750          3,881
Petroleos Mexicanos
  11.157% due 07/15/05(d)                                  5,000          4,363
United Mexican States
   8.625% due 03/12/08                                     3,000          2,558
  11.375% due 09/15/16                                     2,500          2,369
   6.250% due 12/31/19                                    11,250          8,212
                                                                     -----------
Total Mexico                                                             21,383
(Cost $22,870)                                                       ===========

--------------------------------------------------------------------------------
 PHILIPPINES 3.6%
--------------------------------------------------------------------------------

Central Bank Philippines
   6.000% due 06/01/08(d)                                  1,250            888
Republic of Philippines
   6.500% due 12/01/17                                     3,250          2,344
                                                                     -----------
Total Philippines                                                         3,232
(Cost $3,573)                                                        ===========

--------------------------------------------------------------------------------
 POLAND 9.9%
--------------------------------------------------------------------------------

Republic of Poland
   4.000% due 10/27/14                                     5,000          4,281
   3.000% due 10/27/24(d)                                  4,250          2,784
   3.750% due 10/27/24(d)                                  2,750          1,897
                                                                     -----------
Total Poland                                                              8,962
(Cost $9,029)                                                        ===========

--------------------------------------------------------------------------------
 SOUTH KOREA 25.0%
--------------------------------------------------------------------------------

Korea Development Bank
   6.250% due 05/01/00                                     2,600          2,370
   9.600% due 12/01/00                                     2,500          2,378
Korean Export-Import Bank
   7.100% due 03/15/07                                     6,100          4,981
Republic of Korea
   8.875% due 04/15/08                                    15,000         12,909
                                                                     -----------
Total South Korea                                                        22,638
(Cost $23,083)                                                       ===========

--------------------------------------------------------------------------------
 SWEDEN 0.4%
--------------------------------------------------------------------------------

Kingdom of Sweden
   5.520% due 12/09/98                                       400            396
                                                                     -----------
Total Sweden                                                                396
(Cost $396)                                                          ===========

--------------------------------------------------------------------------------
 UNITED STATES 13.9%
--------------------------------------------------------------------------------

Corporate Bonds & Notes 7.3%
Chrysler Financial Corp.
   5.675% due 06/08/01(d)                                  1,000            998
Contimortgage Home Equity Loan Trust
   5.730% due 06/15/28(d)                                    965            962
Ford Motor Credit Corp.
   5.788% due 08/27/01(d)                                  2,100          2,099
Heller Financial, Inc.
   5.830% due 09/25/00(d)                                  1,000          1,001
National Power Corp.
   7.625% due 11/15/00                                     1,000            877
   9.625% due 05/15/28                                     1,250            802
                                                                     -----------
                                                                          6,739
                                                                     ===========
Mortgage-Backed Securities 4.9%
General Electric Capital Mortgage
   6.750% due 12/25/12                                     3,680          3,737
Government National Mortgage Assn.
   6.875% due 04/20/27(d)                                    674            688
                                                                     -----------
                                                                          4,425
                                                                     ===========
U.S. Government Agencies 1.7%
Student Loan Marketing Assn.
   5.823% due 04/25/07(d)                                  1,500          1,500
                                                                     -----------
Total United States                                                      12,664
(Cost $13,137)                                                       ===========


--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 12.9%
--------------------------------------------------------------------------------

Commercial Paper 11.2%
E.I. Du Pont de Nemours
   5.270% due 10/29/98                                       700            697
   5.480% due 11/04/98                                     1,600          1,592
Federal Home Loan Mortgage Corp.
   5.250% due 10/02/98                                       500            500
   5.190% due 10/16/98                                       100            100
General Motors Acceptance Corp.
   5.490% due 10/21/98                                     1,700          1,695
IBM Credit Corp.
   5.480% due 11/24/98                                       900            893
National Rural Utilities Cooperative
   5.500% due 10/19/98                                     1,000            997
   5.490% due 11/06/98                                     2,800          2,785
New Center Asset Trust
   5.520% due 10/23/98                                     1,000            997
                                                                     -----------
                                                                         10,256
                                                                     ===========



12    PIMCO Funds See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
================================================================================

Repurchase Agreement 1.5%
State Street Bank
   4.750% due 10/01/98                                $   1,329      $    1,329
   (Dated 09/30/98. Collateralized by U.S. Treasury                  -----------
   Note 5.750% 10/31/02 valued at $1,358,900.
   Repurchase proceeds are $1,329,175.)


U.S. Treasury Bills (b) 0.2%
   4.969% due 12/03/98                                      145             144
                                                                     -----------

Total Short-Term Instruments                                             11,729
(Cost $11,728)                                                       ===========


Total Investments (a) 121.7%                                         $  110,374
(Cost $115,259)

Other Assets and Liabilities (Net) (21.7%)                              (19,652)
                                                                     -----------

Net Assets 100.0%                                                    $   90,722
                                                                     ===========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess
of value over tax cost.                                              $      498

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (5,383)
                                                                     -----------

Unrealized depreciation-net                                          $   (4,885)
                                                                     ===========

(b) Securities with an aggregate market value of $144 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                     Unrealized
Type                                                 Contracts     Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (12/98)                          15       $       47

(c) Principal amount denoted in indicated currency:

       AP - Argentine Peso

(d) Variable rate security. The rate listed is as of September 30, 1998.




                           1998 Semi-Annual Report See accompanying notes     13

Notes to Financial Statements
September 30, 1998 (Unaudited)


1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 25 separate investment funds. The International Bond and Emerging Market Bond II Funds (the "Funds") are a series of the Trust. The following is a summary of significant accounting policies followed in the preparation of the Funds' financial statements. The policies are in conformity with generally accepted accounting principles.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.




14  PIMCO Funds

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of Emerging Market Bond Fund II, are declared on each day the Trust is open for business and are distributed to shareholders monthly. International Bond Fund declares and distributes dividends representing substantially all net investment income on a quarterly basis. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. Included in payable for investments and foreign currency purchased is $159,337,482 and $17,515,111 for the International Bond and Emerging Markets Bond II Funds related to these financing transactions.

Futures and Options. The Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.




                                                     1998 Semi-Annual Report  15

September 30, 1998 (Unaudited)


Forward Currency Contracts. The Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.



16  PIMCO Funds

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate of 0.25% for the International Bond Fund and 0.45% for the Emerging Market Bond Fund II.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee is charged at the annual rate of 0.25% for the International Bond Fund and 0.40% for the Emerging Markets Bond Fund II.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

Distributor. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Funds' shares.

4. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term instruments) for the period ended September 30, 1998 were as follows (amounts in thousands):


                               U.S. Government/Agency             All Other
                              -------------------------------------------------
                                Purchases       Sales     Purchases       Sales
-------------------------------------------------------------------------------
International Bond Fund        $  328,849  $  267,813    $  740,532  $  932,104
Emerging Markets Bond Fund II         822           0       161,126      59,724


                                                     1998 Semi-Annual Report  17

September 30, 1998 (Unaudited)


5. Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                                                 Emerging Markets
                                                                      International Bond Fund                      Bond Fund II
                                                        -------------------------------------------------   ------------------------
                                                         Six Months Ended 9/30/98      Year Ended 3/31/98   Six Months Ended 9/30/98
                                                              Shares       Amount     Shares       Amount        Shares       Amount
----------------------------------------------------   --------------------------------------------------   ------------------------
Receipts for shares sold                                       1,248    $  12,487     33,657    $ 254,766        10,454    $ 102,200
----------------------------------------------------   --------------------------------------------------   ------------------------
Issued as reinvestment of distributions                        1,011        3,833     18,333      129,047           271        2,437
----------------------------------------------------   --------------------------------------------------   ------------------------
Cost of shares redeemed                                      (42,037)    (234,425)   (73,282)    (574,349)         (256)     (2,505)
----------------------------------------------------   --------------------------------------------------   ------------------------

Net increase (decrease) resulting from
   Fund share transactions                                    (39,778)  $(218,105)   (21,292)  $ (190,536)       10,469    $ 102,132
====================================================   ==================================================   ========================

6. Federal Income Tax Matters

For the year ended March 31, 1998, the International Bond Fund utilized capital loss carryforwards of $1,611,744.

18  PIMCO Funds

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $148 billion on behalf of mutual fund and institutional clients located around the world.

Pacific Investment Management Company is one of seven investment advisory firms which form PIMCO Advisors Holdings L.P., the nation's fourth largest publicly traded investment management concern with combined assets under management in excess of $226 billion. Widely recognized for providing consistent performance and high-quality client service, the seven affiliated firms are:

Pacific Investment Management Company/Newport Beach, California
Oppenheimer Capital/New York, New York
Columbus Circle Investors/Stamford, Connecticut
Cadence Capital Management/Boston, Massachusetts
NFJ Investment Group/Dallas, Texas
Parametric Portfolio Associates/Seattle, Washington
Blairlogie Capital Management/Edinburgh, Scotland

Units of PIMCO Advisors Holdings L.P. trade on the New York Stock Exchange under the ticker symbol "PA."


Trustees and Officers
     Brent R. Harris Chairman and Trustee
     R. Wesley Burns President and Trustee
     Guilford C. Babcock Trustee
     Vern O. Curtis Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Adviser and Administrator
     Pacific Investment Management Company
     840 Newport Center Drive, Suite 300
     Newport Beach, California 92660

Transfer Agent and Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Counsel
     Dechert Price & Rhoads
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     1055 Broadway
     Kansas City, Missouri 64105

P I M C O
---------
    FUNDS


840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648


This report is submitted for the general information of the shareholders of the PIMCO International Bond Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

PIMCO Funds Distributors LLC
2187 Atlantic Street, Stamford, CT 06902